Derivative Instruments - Summary of Asset and Liability Management Derivative Positions of Company (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Derivative [Line Items]
Total notional value	$ 1,100,000
Asset and Liability Management Positions [Member]
Derivative [Line Items]
Total notional value	90,763	$ 116,117
Fair Value, Liabilities	422	409
Asset and Liability Management Positions [Member] | Swap [Member] | Visa Class B Shares [Member]
Derivative [Line Items]
Notional Value, Liabilities	1,800	1,800
Fair Value, Liabilities	190	125
Asset and Liability Management Positions [Member] | Underwriting Purchase and Sale Commitments [Member]
Derivative [Line Items]
Total notional value	$ 13	$ 8